As filed with the Securities and Exchange Commission on March 2, 2018

Securities Act File No. 333-56881

Investment Company Act File No. 811-08817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 157	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 164 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

                  It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

☐  This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Shares of beneficial interest with a par value $0.001.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 157 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 2nd day of March, 2018.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	March 2, 2018

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	March 2, 2018
Colleen D. Baldwin*	Trustee	March 2, 2018
John V. Boyer*	Trustee	March 2, 2018
Patricia W. Chadwick*	Trustee	March 2, 2018
Martin J. Gavin*	Trustee	March 2, 2018
Russell H. Jones*	Trustee	March 2, 2018
Patrick W. Kenny*	Trustee	March 2, 2018
Joseph E. Obermeyer*	Trustee	March 2, 2018
Sheryl K. Pressler*	Trustee	March 2, 2018
Christopher P. Sullivan*	Trustee	March 2, 2018

Roger B. Vincent*	Trustee	March 2, 2018

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Attorney-in-fact **

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee other than Messrs. Gavin and Sullivan, dated July 9, 2015 were filed as an attachment with Post-Effective Amendment No. 140 on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015, was filed as an attachment with Post-Effective Amendment No. 141 on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015, was filed as an attachment with Post-Effective Amendment No. 143 on September 16, 2016 and is incorporated herein by reference.

EXHIBIT INDEX

Voya Equity Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase